8. SUPPLEMENTAL CASH FLOW INFORMATION - SUPPLEMENTAL CASH FLOW INFORMATION (Details) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2010	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011
Supplemental cash flow information:
Interest paid	$ 0	$ 204,000	$ 175,881	$ 242,702
Interest capitalized (non-cash)	0	306,718	192,908	225,529
Noncash investing and financing activities:
Capital expenditures included in accounts payable	0	142,063	84,365	84,365
Issuance of notes payable for oil and gas	285,668		357,085	357,085
Issuance of 2012 convertible notes		2,037,500
Warrant liability settled on exercise	0		136,015	136,015
Recognition of liabilities for issuance of:
Series A warrants	0		1,188	1,188
Series B warrants	0		143,948	143,948
Series C warrants	0		274,516	274,516
Series D warrants	0		49,385	49,385
Recognition of conversion feature liability	0	48,668		26,771
Recognition of participation liability	0	326,945	26,771	737,886
Asset retirement obligations incurred	0		737,886	4,588
Issuance of restricted shares	$ 0	$ 60,699		$ 15,000